INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Schedule of components of income tax provision
	2018	2017

Current	-	-
Deferred	1,433,000	-
Income tax provision	1,433,000	-

Schedule of statutory income tax rate
	2018	2017

(Loss) income before income taxes	(12,120,616)	6,885,430
Combined statutory tax rate	26.5%	26.5%

Theoretical tax recovery	(3,211,963)	1,824,639
Non-deductible expense:
Stock based compensation	2,134,960	612,330
Loss on equity accounted investments	102,054	38,970
Meals and entertainment	22,960	-
Changes in unrecognized deferred tax assets	808,625	(3,238,475)
Prior year adjustment	1,408,490	889,157
Other	167,874	(126,621)
Income tax expense	1,433,000	-

Schedule of components of deferred tax
	2018	2017

Deferred tax assets
Non-capital losses carried forward	4,702,681	4,453,360
Property, plant and equipment	1,651,542	606,812
Investments	553,015	-
Share issuance costs	-	120,817

Deferred tax liabilities
Inventory	(6,074,373)	(5,180,989)
Biological assets	(2,265,865)	-
Net deferred tax liability	(1,433,000)	-

Schedule of temporary differences
	2018	2017

Non-capital losses carried forward	4,788,034	208,267
Share issuance costs	6,424,709	-
	11,212,743	208,267